UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   03/31/02

Check here if Amendment [ ]; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Investment Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. O'Meara
Title:            Assistant Treasurer
Phone:            402-325-4038

Signature, Place, and Date of Signing:

   /s/ Robert J. O'Meara          Lincoln, Nebraska          05/02/02
---------------------------- -------------------------- -----------------
        (signature)                (city, state)             (Date)

Report Type (Check only one):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-00869     Fred Alger Management, Inc.

28-00060     David L. Babson & Company, Inc.

28-05129     Calvert Asset Management Company, Inc.

28-02013     Harris Associates L.P.

28-04968     Massachusetts Financial Services Company

28-03463     John McStay Investment Counsel

28-00399     SSgA Funds Management, Inc., a division of State Street Corporation


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   7

Form 13F Information Table Entry Total:              N/A

Form 13F Information Table Value Total:              $N/A
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number         Name

28-00869     Fred Alger Management, Inc.

28-00060     David L. Babson & Company, Inc.

28-05129     Calvert Asset Management Company, Inc.

28-02013     Harris Associates L.P.

28-04968     Massachusetts Financial Services Company

28-03463     John McStay Investment Counsel

28-00399     SSgA Funds Management, Inc., a division of State Street Corporation